Summary of Significant Accounting Policies (Summary of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (595)	$ (696)	$ (283)
Comprehensive gain (loss)	(36)	101	(413)
Balance	(631)	(595)	(696)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(584)	(684)	(289)
Comprehensive gain (loss)	(46)	100	(395)
Balance	(630)	(584)	(684)
Unrealized Gains (Losses) on Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(11)	(12)	6
Comprehensive gain (loss)	10	1	(18)
Balance	$ (1)	$ (11)	$ (12)